Financial Instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments
Financial instruments

Note 20 – Financial instruments

A.	Risk management policy

The actions of the Group expose it to various financial risks, such as a market risk (including a currency risk, fair value risk regarding interest rate and price risk), credit risk, liquidity risk and cash flow risk for the interest rate. The comprehensive risk-management policy of the Group focuses on actions to limit the potential negative impacts on financial performance of the Group to a minimum. The Group does not typically use derivative financial instruments in order to hedge exposures. Risk management is performed by the Group's Chief Executive Officer in accordance with the policy approved by the board of directors.

B.	Credit risk

The Group does not have a significant concentration of credit risks.

The cash of the Group are deposited in Israeli and U.S. banking corporations. In the estimation of the Group's management, the credit risk for these financial instruments is low.

In the estimation of the Group's management, it does not have any expected credit losses.

C.	Currency risk

A currency risk is the risk of fluctuations in a financial instrument, as a result of changes in the exchange rate of the foreign currency.

The following is the classification and linkage terms of the financial instruments of the Group (in thousand USD):

	NIS	Linked to the US dollar	Linked to the EURO and Other	Total
December 31, 2018
Cash	583	3,169	1	3,753
Restricted deposits	347	21	-	368
Trade receivables	-	1,079	234	1,313
Other receivables	10	205	-	215
	940	4,474	235	5,649
Financial liabilities at amortized cost	2,850	1,880	1	4,731
Total net financial assets (liabilities)	(1,910)	2,594	234	918

December 31, 2017
Cash	237	5,865	1	6,103
Restricted deposits	433	20	-	453
Trade receivables	-	21	73	94
Other receivables	238	-	-	238
	908	5,906	74	6,888
Financial liabilities at amortized cost	2,001	1,329	-	3,330
Total net financial assets (liabilities)	(1,093)	4,577	74	3,558

The following is a sensitivity analysis of changes in the exchange rate of the NIS as of the reporting date:

Profit (loss) from the change
Thousand USD
Increase at a rate of 5%	(95)
Increase at a rate of 10%	(191)
Decrease at a rate of 5%	95
Decrease at a rate of 10%	191

D.	Fair value of financial instruments

The fair value of the financial instruments of the Group is similar or equal to their book value.

E.	Liquidity risk

The table below presents the repayment dates of the Group's financial liabilities based on the contractual terms in undiscounted amounts:

	First year	More than a year or undetermined	Total
December 31, 2018
Trade payables	1,414	-	1,414
Other payables	2,150	28	2,178
Other long-term liabilities		244	244
Liability in respect of government grants	-	895	895
	3,564	1,167	4,731
December 31, 2017
Trade payables	512	-	512
Other payables	1,655	28	1,683
Other long-term liabilities	-	302	302
Liability in respect of government grants	-	833	833
	2,167	1,163	3,330